Fair value measurement - Summary of Financial Instruments Measured At Fair Value (Level 3) (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Changes in fair value measurement, assets [abstract]
Assets at beginning of period	€ 482,318
Assets at end of period	655,805	€ 482,318
Liabilities
Liabilities at beginning of period	(561,640)
Liabilities at end of period	(753,732)	(561,640)
Level 3 of fair value hierarchy | Derivatives
Liabilities
Liabilities at beginning of period	(7,442)	0
Liabilities at end of period	(20,132)	(7,442)
Level 3 of fair value hierarchy | Derivatives | Private Placement Warrants
Liabilities
Change in fair value of derivative liabilities relating to PPAs		(7,442)
Fair value gains/(losses) recognized in other income/(expenses)		0
Warrants assumed as part of the SPAC transaction	0
Change in fair value of derivative liabilities relating to PPAs	(12,690)
Level 3 of fair value hierarchy | Investment in equity securities
Changes in fair value measurement, assets [abstract]
Assets at beginning of period	16,557	31,389
Fair value loss on investment in equity securities from level 3 classification		(14,832)
Fair value gain/( loss) on investment in equity securities recognized in other comprehensive income	29,407
Assets at end of period	€ 45,965	€ 16,557